Earnings per Share - Summary of Basic and Diluted Earnings per Share (Detail) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 MXN ($) $ / shares shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 MXN ($) $ / shares shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 MXN ($) $ / shares shares	Dec. 31, 2022 $ / shares
Earnings per share [line items]
Consolidated net income	$ 24,549		$ 20,226		$ 19,626
Consolidated net income attributable to equity holders of the parent	$ 23,729		$ 19,536		$ 19,034
Weighted average number of shares for basic earnings per share (millions of shares) | shares	16,807		16,807		16,807
Earnings per share | (per share)	$ 1.41	$ 1.41	$ 1.16	$ 1.16	$ 1.13	$ 1.13
"A" shares
Earnings per share [line items]
Consolidated net income	$ 11,593		$ 9,551		$ 9,268
Consolidated net income attributable to equity holders of the parent	$ 11,205		$ 9,225		$ 8,989
Weighted average number of shares for basic earnings per share (millions of shares) | shares	7,937		7,937		7,937
"D" shares
Earnings per share [line items]
Consolidated net income	$ 6,819		$ 5,618		$ 5,451
Consolidated net income attributable to equity holders of the parent	$ 6,591		$ 5,426		$ 5,287
Weighted average number of shares for basic earnings per share (millions of shares) | shares	4,668		4,668		4,668
"B" shares
Earnings per share [line items]
Consolidated net income	$ 2,301		$ 1,896		$ 1,840
Consolidated net income attributable to equity holders of the parent	$ 2,225		$ 1,831		$ 1,784
Weighted average number of shares for basic earnings per share (millions of shares) | shares	1,576		1,576		1,576
"L" shares
Earnings per share [line items]
Consolidated net income	$ 3,836		$ 3,161		$ 3,067
Consolidated net income attributable to equity holders of the parent	$ 3,708		$ 3,054		$ 2,974
Weighted average number of shares for basic earnings per share (millions of shares) | shares	2,626		2,626		2,626